Premises and Equipment	12 Months Ended
Jun. 30, 2015
Premises and Equipment
Premises and Equipment

4. Premises and Equipment

        Premises and equipment consists of the following:

	June 30, 2015	June 30, 2014	Estimated Useful Life
	(Dollars in thousands)		(In years)
Land	$804	$940	n/a
Buildings	1,760	2,119	39
Assets recorded under capital lease	1,850	1,850	Term of lease

Leasehold and building improvements	3,051	2,330	5 - 39 (or term of lease, if shorter)
Furniture, fixtures and equipment	7,745	7,286	3 - 7

	15,210	14,525
Less accumulated depreciation	6,957	5,390

Net premises and equipment	$8,253	$9,135

        Depreciation and amortization of premises and equipment included in occupancy and equipment expense was $1.7 million for the year ended June 30, 2015 and $2.0 million for the year ended June 30, 2014.